STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Cash flows from operating activities
Net income (loss)		$ 9,787,196		$ 15,103,290
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(12,575,304)		(18,806,644)
Changes in assets and liabilities
Other assets		20,124		0
Accounts payable and accrued expenses		(42,759)		11,626
Accounts payable - affiliates		(9,071,662)		(9,632,988)
Net cash provided by (used in) operating activities		(11,882,405)		(13,324,716)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		(19,011)		0
Proceeds from disposition of operating limited partnerships	[1]	12,320,299		18,806,644
Net cash provided by (used in) investing activities		12,301,288		18,806,644
Cash flows from financing activities
Distributions		(420,163)		0
Net cash used in financing activities		(420,163)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1,280)		5,481,928
Cash and cash equivalents, beginning		27,209,997		21,728,069
Cash and cash equivalents, ending		27,208,717		27,209,997
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		1,070,891		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		127,351		0
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)		(6,894)		65,321
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(42,000)		(138,000)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(22,179)		24,843
Net cash provided by (used in) operating activities		(71,073)		(47,836)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	42,000		138,000
Net cash provided by (used in) investing activities		42,000		138,000
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(29,073)		90,164
Cash and cash equivalents, beginning		271,060		180,896
Cash and cash equivalents, ending		241,987		271,060
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)		9,244		(44,938)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(67,000)		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(250,346)		(139,128)
Net cash provided by (used in) operating activities		(308,102)		(184,066)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		67,000	[1]	0
Net cash provided by (used in) investing activities		67,000		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(241,102)		(184,066)
Cash and cash equivalents, beginning		241,102		425,168
Cash and cash equivalents, ending		0		241,102
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		1,070,891		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)		(59,412)		(72,794)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		29,212		29,208
Net cash provided by (used in) operating activities		(30,200)		(43,586)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		0
Net cash provided by (used in) investing activities		0		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(30,200)		(43,586)
Cash and cash equivalents, beginning		252,064		295,650
Cash and cash equivalents, ending		221,864		252,064
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)		943,256		402,128
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(989,962)		(488,550)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(1,156,287)		37,362
Net cash provided by (used in) operating activities		(1,202,993)		(49,060)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	989,962		488,550
Net cash provided by (used in) investing activities		989,962		488,550
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(213,031)		439,490
Cash and cash equivalents, beginning		659,167		219,677
Cash and cash equivalents, ending		446,136		659,167
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)		21,331		(75,371)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(95,000)		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		5,000		0
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(68,669)		(75,371)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		95,000	[1]	0
Net cash provided by (used in) investing activities		95,000		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		26,331		(75,371)
Cash and cash equivalents, beginning		427,181		502,552
Cash and cash equivalents, ending		453,512		427,181
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)		34,406		(51,336)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(97,399)		0
Changes in assets and liabilities
Other assets		1,250		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(61,743)		(51,336)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		97,399	[1]	0
Net cash provided by (used in) investing activities		97,399		0
Cash flows from financing activities
Distributions		(380,117)		0
Net cash used in financing activities		(380,117)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(344,461)		(51,336)
Cash and cash equivalents, beginning		344,461		395,797
Cash and cash equivalents, ending		0		344,461
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)		(35,421)		(126,723)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(80,000)		(18,500)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		(4,960)
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(115,421)		(150,183)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	80,000		18,500
Net cash provided by (used in) investing activities		80,000		18,500
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(35,421)		(131,683)
Cash and cash equivalents, beginning		677,679		809,362
Cash and cash equivalents, ending		642,258		677,679
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)		3,225,133		2,675,164
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(3,291,567)		(3,016,000)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(31,673)		31,673
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(98,107)		(309,163)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	3,291,567		3,016,000
Net cash provided by (used in) investing activities		3,291,567		3,016,000
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		3,193,460		2,706,837
Cash and cash equivalents, beginning		3,606,473		899,636
Cash and cash equivalents, ending		6,799,933		3,606,473
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)		(69,919)		(64,444)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		0		(5,000)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		(7,500)
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(69,919)		(76,944)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		5,000	[1]
Net cash provided by (used in) investing activities		0		5,000
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(69,919)		(71,944)
Cash and cash equivalents, beginning		812,483		884,427
Cash and cash equivalents, ending		742,564		812,483
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)		203,747		(173,797)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(303,958)		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		80,369		(99,313)
Net cash provided by (used in) operating activities		(19,842)		(273,110)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		296,608	[1]	0
Net cash provided by (used in) investing activities		296,608		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		276,766		(273,110)
Cash and cash equivalents, beginning		345,648		618,758
Cash and cash equivalents, ending		622,414		345,648
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)		240,789		(103,851)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(276,484)		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		3,500		0
Accounts payable - affiliates		(21,019)		69,684
Net cash provided by (used in) operating activities		(53,214)		(34,167)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		236,521	[1]	0
Net cash provided by (used in) investing activities		236,521		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		183,307		(34,167)
Cash and cash equivalents, beginning		270,126		304,293
Cash and cash equivalents, ending		453,433		270,126
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)		(75,968)		698,887
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(45,000)		(877,411)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		(3,000)
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(120,968)		(181,524)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	45,000		877,411
Net cash provided by (used in) investing activities		45,000		877,411
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(75,968)		695,887
Cash and cash equivalents, beginning		2,047,648		1,351,761
Cash and cash equivalents, ending		1,971,680		2,047,648
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)		1,576,107		374,024
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(1,677,252)		(569,552)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(2,000)		(5,000)
Accounts payable - affiliates		(1,847,595)		(593,524)
Net cash provided by (used in) operating activities		(1,950,740)		(794,052)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	1,677,252		569,552
Net cash provided by (used in) investing activities		1,677,252		569,552
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(273,488)		(224,500)
Cash and cash equivalents, beginning		837,185		1,061,685
Cash and cash equivalents, ending		563,697		837,185
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)		121,295		(94,282)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(177,044)		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		62,127		(834,408)
Net cash provided by (used in) operating activities		6,378		(928,690)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		107,890	[1]	0
Net cash provided by (used in) investing activities		107,890		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		114,268		(928,690)
Cash and cash equivalents, beginning		337,765		1,266,455
Cash and cash equivalents, ending		452,033		337,765
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)		(73,012)		556,742
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		0		(630,691)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(381,229)		(381,837)
Net cash provided by (used in) operating activities		(454,241)		(455,786)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		630,691	[1]
Net cash provided by (used in) investing activities		0		630,691
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(454,241)		174,905
Cash and cash equivalents, beginning		849,078		674,173
Cash and cash equivalents, ending		394,837		849,078
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)		2,587,521		2,641,797
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(2,653,528)		(2,720,765)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(551,982)		(1,942,253)
Net cash provided by (used in) operating activities		(617,989)		(2,021,221)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	2,653,528		2,720,765
Net cash provided by (used in) investing activities		2,653,528		2,720,765
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		2,035,539		699,544
Cash and cash equivalents, beginning		2,392,767		1,693,223
Cash and cash equivalents, ending		4,428,306		2,392,767
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)		(60,762)		2,482,508
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		0		(2,515,373)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		(2,500)
Accounts payable - affiliates		(767,505)		(525,031)
Net cash provided by (used in) operating activities		(828,267)		(560,396)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		2,515,373	[1]
Net cash provided by (used in) investing activities		0		2,515,373
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(828,267)		1,954,977
Cash and cash equivalents, beginning		2,934,317		979,340
Cash and cash equivalents, ending		2,106,050		2,934,317
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)		90,852		2,213,042
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(140,415)		(2,349,732)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(1,530,566)		(457,692)
Net cash provided by (used in) operating activities		(1,580,129)		(594,382)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	1,977		2,349,732
Net cash provided by (used in) investing activities		1,977		2,349,732
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1,578,152)		1,755,350
Cash and cash equivalents, beginning		2,096,039		340,689
Cash and cash equivalents, ending		517,887		2,096,039
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)		(46,425)		3,212,273
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		0		(3,273,698)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(6,543)		1,764
Accounts payable - affiliates		(1,497,751)		(504,647)
Net cash provided by (used in) operating activities		(1,550,719)		(564,308)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		3,273,698	[1]
Net cash provided by (used in) investing activities		0		3,273,698
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1,550,719)		2,709,390
Cash and cash equivalents, beginning		3,042,864		333,474
Cash and cash equivalents, ending		1,492,145		3,042,864
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)		(48,069)		1,554,531
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(17,779)		(1,645,989)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(6,543)		1,649
Accounts payable - affiliates		(1,154,240)		(620,973)
Net cash provided by (used in) operating activities		(1,226,631)		(710,782)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	17,779		1,645,989
Net cash provided by (used in) investing activities		17,779		1,645,989
Cash flows from financing activities
Distributions		(40,046)		0
Net cash used in financing activities		(40,046)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1,248,898)		935,207
Cash and cash equivalents, beginning		1,248,898		313,691
Cash and cash equivalents, ending		0		1,248,898
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)		454,012		(79,129)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(588,952)		(93,700)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		(5,000)
Accounts payable - affiliates		(270,989)		(178,258)
Net cash provided by (used in) operating activities		(405,929)		(356,087)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	588,952		93,700
Net cash provided by (used in) investing activities		588,952		93,700
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		183,023		(262,387)
Cash and cash equivalents, beginning		248,318		510,705
Cash and cash equivalents, ending		431,341		248,318
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)		814,281		(137,219)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(1,026,859)		(70,500)
Changes in assets and liabilities
Other assets		1,218		0
Accounts payable and accrued expenses		(4,500)		4,500
Accounts payable - affiliates		(392,649)		124,592
Net cash provided by (used in) operating activities		(608,509)		(78,627)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	1,026,759		70,500
Net cash provided by (used in) investing activities		1,026,759		70,500
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		418,250		(8,127)
Cash and cash equivalents, beginning		322,902		331,029
Cash and cash equivalents, ending		741,152		322,902
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)		265,175		(199,189)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(427,305)		0
Changes in assets and liabilities
Other assets		(1,183)		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		0		(2,141,040)
Net cash provided by (used in) operating activities		(163,313)		(2,340,229)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		(9,503)		0
Proceeds from disposition of operating limited partnerships		427,305		0
Net cash provided by (used in) investing activities		417,802		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		254,489		(2,340,229)
Cash and cash equivalents, beginning		1,072,528		3,412,757
Cash and cash equivalents, ending		1,327,017		1,072,528
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		63,676		0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)		349,598		(246,031)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(566,806)		0
Changes in assets and liabilities
Other assets		18,839		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		143,797		(2,289,322)
Net cash provided by (used in) operating activities		(54,572)		(2,535,353)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		(9,508)		0
Proceeds from disposition of operating limited partnerships		566,806	[1]	0
Net cash provided by (used in) investing activities		557,298		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		502,726		(2,535,353)
Cash and cash equivalents, beginning		351,638		2,886,991
Cash and cash equivalents, ending		854,364		351,638
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		63,675		0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)		(227,804)		(231,517)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		245,486		253,338
Net cash provided by (used in) operating activities		17,682		21,821
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		0	[1]
Net cash provided by (used in) investing activities		0		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		17,682		21,821
Cash and cash equivalents, beginning		66,324		44,503
Cash and cash equivalents, ending		84,006		66,324
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)		(276,116)		(244,274)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		226,665		299,327
Net cash provided by (used in) operating activities		(49,451)		55,053
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	0		0
Net cash provided by (used in) investing activities		0		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(49,451)		55,053
Cash and cash equivalents, beginning		803,153		748,100
Cash and cash equivalents, ending		753,702		803,153
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)		(169,749)		171,768
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships		(10,994)		(393,183)
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(14,981)		236,084
Net cash provided by (used in) operating activities		(195,724)		14,669
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships	[1]	10,994		393,183
Net cash provided by (used in) investing activities		10,994		393,183
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(184,730)		407,852
Cash and cash equivalents, beginning		651,129		243,277
Cash and cash equivalents, ending		466,399		651,129
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		$ 0		$ 0

[1]	Partnership proceeds from disposition does not include $7,350, $39,963, $69,154, $138,438 and $100 which was due to a writeoff of capital contribution payable as of March 31, 2018, for Series 29, Series 30, Series 33, Series 37 and Series 41, respectively.